Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Taxes, Business Combination, Valuation Allowance [Abstract]
Beginning Balance	¥ (50,499)	¥ (45,202)	¥ (29,940)
Movement	(29,821)	(5,297)	(15,262)
Ending Balance	¥ (80,320)	¥ (50,499)	¥ (45,202)